CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Net revenues
Integrated contract revenue (including revenue from related parties of $22,544, $3,871 and $2,442 for the years ended June 30, 2015, 2016 and 2017, respectively)	$ 385,500	$ 477,790	$ 481,006
Product sales (including revenue from related parties of $2,014, $868 and $9,447 for the years ended June 30, 2015, 2016 and 2017, respectively)	32,665	54,546	39,762
Revenue from services (including revenue from related parties of $19, nil and nil for the years ended June 30, 2015, 2016 and 2017, respectively)	13,778	11,989	10,611
Total net revenues	431,943	544,325	531,379
Costs of integrated contracts (including purchases from related parties of $419, $22 and $762 for the years ended June 30, 2015, 2016 and 2017, respectively)	277,476	310,545	300,332
Costs of products sold (including purchases from related parties of nil, $370 and $24 for the years ended June 30, 2015, 2016 and 2017, respectively)	9,971	24,023	12,547
Costs of services rendered	4,025	4,031	4,098
Gross profit	140,471	205,726	214,402
Operating expenses
Selling (including expenses from related parties of $914, $517 and nil for the years ended June 30, 2015, 2016 and 2017, respectively)	24,412	25,637	26,263
General and administrative	44,297	45,832	50,786
Goodwill impairment charge	11,211	0	1,855
Research and development	30,109	36,564	35,779
VAT refunds and government subsidies	(29,828)	(22,890)	(30,388)
Total operating expenses	80,201	85,143	84,295
Income from operations	60,270	120,583	130,107
Other income, net (including other income from related parties of $41, nil and $602 for the years ended June 30, 2015, 2016 and 2017, respectively)	1,722	4,061	2,601
Foreign exchange loss	(135)	(299)	(6,765)
Gains on deconsolidation of the Company’s interests in Beijing Hollycon Electronic Technology Co., Ltd (“Hollycon”)	14,514	0	0
Gains on disposal of a subsidiary	628	0	0
Gain on disposal of an equity investee	0	0	80
Share of net (loss) income of equity investees	3,607	7,834	(2,910)
Interest income	3,687	5,858	3,686
Interest expenses	(938)	(1,404)	(1,821)
Dividend income from a cost investee	0	1,109	249
Income before income taxes	83,355	137,742	125,227
Income tax expenses	14,386	14,238	26,040
Net income	68,969	123,504	99,187
Less: net income attributable to non-controlling interests	25	5,033	2,660
Net income attributable to Hollysys Automation Technologies Ltd.	68,944	118,471	96,527
Other comprehensive income, net of tax of nil
Translation adjustments	(14,428)	(48,841)	(1,386)
Comprehensive income	54,541	74,663	97,801
Less: comprehensive income attributable to non-controlling interests	(11)	2,244	2,701
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 54,552	$ 72,419	$ 95,100
Net income per ordinary share:
Basic (in dollars per share)	$ 1.15	$ 2	$ 1.65
Diluted (in dollars per share)	$ 1.14	$ 1.97	$ 1.61
Shares used in income per share computation:
Weighted average number of ordinary shares	60,189,004	59,170,050	58,612,596
Weighted average number of diluted ordinary shares	61,011,510	60,611,456	60,134,203